Trade receivables (Details) - GBP (£)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Trade receivables
Trade receivables	£ 170,891,000	£ 177,147,000	£ 135,359,000
Less: non-current portion
Trade receivables	62,035,000	43,419,000	46,583,000
Current trade receivables	108,856,000	133,728,000	88,776,000
Transfer fees receivable	108,056,000	102,614,000	90,865,000
Deferred revenue contractually payable to Group	7,693,000	42,270,000	21,622,000
Gross contractual trade receivables pre discounting	181,050,000	184,522,000	145,792,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	62,035,000	43,419,000	46,583,000
Cost / gross value
Trade receivables
Trade receivables	191,544,000	197,532,000	147,257,000
Accumulated impairment
Trade receivables
Trade receivables	£ (20,653,000)	£ (20,385,000)	£ (11,898,000)